Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Investment Funds
Entity Central Index Key	0000932101
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Growth Fund
Class Name	Class A
Trading Symbol	POGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.88%
[1]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Putnam Large Cap Growth Fund returned 5.84%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	5.84	10.32	17.06
Class A (with sales charge)	-0.25	9.02	16.37
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,480,994,636
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 67,216,710
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Growth Fund
Class Name	Class C
Trading Symbol	POGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$167	1.63%
[3]
Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Putnam Large Cap Growth Fund returned 5.03%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	5.03	9.49	16.36
Class C (with sales charge)	4.05	9.49	16.36
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,480,994,636
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 67,216,710
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Growth Fund
Class Name	Class R
Trading Symbol	PGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.13%
[5]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Putnam Large Cap Growth Fund returned 5.58%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	5.58	10.04	16.77
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,480,994,636
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 67,216,710
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Growth Fund
Class Name	Class R5
Trading Symbol	PGODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$67	0.65%
[7]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Putnam Large Cap Growth Fund returned 6.09%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	6.09	10.59	17.36
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,480,994,636
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 67,216,710
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	PGOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$58	0.56%
[9]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Putnam Large Cap Growth Fund returned 6.18%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	6.18	10.69	17.48
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,480,994,636
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 67,216,710
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Growth Fund
Class Name	Class Y
Trading Symbol	PGOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$65	0.63%
[11]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Putnam Large Cap Growth Fund returned 6.10%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	6.10	10.60	17.35
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,480,994,636
Holdings Count	55
Advisory Fees Paid, Amount	$ 67,216,710
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class A
Trading Symbol	PNRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam U.S. Research Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$95	0.85%
[13]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Putnam U.S. Research Fund returned 23.21%. The Fund compares its performance to the S&P 500 Index, which returned 19.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in Lam Research, a semiconductor equipment company
↑	Underweight position in Tesla, an electric vehicle company

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company
↓	Overweight position in Microsoft, a software company
↓	Overweight position in Boston Scientific, a medical device company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	23.21	13.67	15.74
Class A (with sales charge)	16.12	12.33	15.05
Russell 3000 Index	19.60	11.82	14.56
S&P 500 Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 824,528,951
Holdings Count | $ / shares	148
Advisory Fees Paid, Amount	$ 2,784,035
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$824,528,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	148
Total Management Fee Paid	$2,784,035
Portfolio Turnover Rate	54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[14]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, Andrew O’Brien, CFA and William Rives, CFA.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request  at
(800) 225-1581  or  funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Material Fund Change Strategies [Text Block]	Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at(800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class C
Trading Symbol	PRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam U.S. Research Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$178	1.60%
[15]
Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Putnam U.S. Research Fund returned 22.28%. The Fund compares its performance to the S&P 500 Index, which returned 19.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in Lam Research, a semiconductor equipment company
↑	Underweight position in Tesla, an electric vehicle company

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company
↓	Overweight position in Microsoft, a software company
↓	Overweight position in Boston Scientific, a medical device company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	22.28	12.82	15.04
Class C (with sales charge)	21.28	12.82	15.04
Russell 3000 Index	19.60	11.82	14.56
S&P 500 Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$824,528,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	148
Total Management Fee Paid	$2,784,035
Portfolio Turnover Rate	54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, Andrew O’Brien, CFA and William Rives, CFA.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request  at
(800) 225-1581  or  funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Material Fund Change Strategies [Text Block]	Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at(800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class R
Trading Symbol	PRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam U.S. Research Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$123	1.10%
[17]
Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Putnam U.S. Research Fund returned 22.90%. The Fund compares its performance to the S&P 500 Index, which returned 19.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in Lam Research, a semiconductor equipment company
↑	Underweight position in Tesla, an electric vehicle company

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company
↓	Overweight position in Microsoft, a software company
↓	Overweight position in Boston Scientific, a medical device company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	22.90	13.39	15.45
Russell 3000 Index	19.60	11.82	14.56
S&P 500 Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 824,528,951
Holdings Count | $ / shares	148
Advisory Fees Paid, Amount	$ 2,784,035
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$824,528,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	148
Total Management Fee Paid	$2,784,035
Portfolio Turnover Rate	54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[18]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, Andrew O’Brien, CFA and William Rives, CFA.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request  at
(800) 225-1581  or  funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Material Fund Change Strategies [Text Block]	Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at(800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class R6
Trading Symbol	PLJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam U.S. Research Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$54	0.48%
[19]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Putnam U.S. Research Fund returned 23.66%. The Fund compares its performance to the S&P 500 Index, which returned 19.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in Lam Research, a semiconductor equipment company
↑	Underweight position in Tesla, an electric vehicle company

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company
↓	Overweight position in Microsoft, a software company
↓	Overweight position in Boston Scientific, a medical device company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	23.66	14.08	16.17
Russell 3000 Index	19.60	11.82	14.56
S&P 500 Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 824,528,951
Holdings Count | $ / shares	148
Advisory Fees Paid, Amount	$ 2,784,035
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$824,528,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	148
Total Management Fee Paid	$2,784,035
Portfolio Turnover Rate	54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, Andrew O’Brien, CFA and William Rives, CFA.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request  at
(800) 225-1581  or  funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Material Fund Change Strategies [Text Block]	Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at(800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class Y
Trading Symbol	PURYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam U.S. Research Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$54	0.48%
[21]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Putnam U.S. Research Fund returned 23.67%. The Fund compares its performance to the S&P 500 Index, which returned 19.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in Lam Research, a semiconductor equipment company
↑	Underweight position in Tesla, an electric vehicle company

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company
↓	Overweight position in Microsoft, a software company
↓	Overweight position in Boston Scientific, a medical device company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	23.67	13.99	16.04
Russell 3000 Index	19.60	11.82	14.56
S&P 500 Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 824,528,951
Holdings Count | $ / shares	148
Advisory Fees Paid, Amount	$ 2,784,035
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$824,528,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	148
Total Management Fee Paid	$2,784,035
Portfolio Turnover Rate	54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[22]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, Andrew O’Brien, CFA and William Rives, CFA.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request  at
(800) 225-1581  or  funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Material Fund Change Strategies [Text Block]	Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at(800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
*	Does not include derivatives, except purchased options, if any.